Accrued expenses and prepaid revenues	12 Months Ended
Dec. 31, 2018
Accrued expenses and prepaid revenues.
Accrued expenses and prepaid revenues	Note 20. Accrued expenses and prepaid revenues

Skr mn	Dec 31, 2018	Dec 31, 2017
Interest expenses accrued	2,542	2,023
Other accrued expenses and prepaid revenues	41	40
Total	2,583	2,063